Acquired and library content Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Write-down of acquired and library content	$ 12,928	$ 3,402
Acquired and library content
Disclosure of detailed information about intangible assets [line items]
Write-down of acquired and library content	$ 12,928	$ 3,402